Acqusitions (Details) - Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
GISN Acquisition [Member]
Acqusitions (Details) - Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration	$ 25,938
Assets acquired and liabilities assumed:
Cash acquired	1,028
Accounts receivable	100
Accounts receivable-related parties	12,073
Other current assets	123
Right of use assets	283
Property and equipment	1,573
Intangible assets	11,233
Advance from customer	(1,013)
Accrued expenses and other current liabilities	(13,705)
Lease liabilities	(239)
Deferred tax liability	(2,808)
Total net assets acquired	8,648
Goodwill	17,290
Fresh2 Acquisition [Member]
Acqusitions (Details) - Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration	17,304
Assets acquired and liabilities assumed:
Cash acquired	71
Other current assets	938
Accounts payables	(950)
Accrued expenses and other current liabilities	(72)
Total net assets acquired	(13)
Goodwill	$ 17,317